NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

Supplement dated November 7, 2013
to the Statement of Additional Information (“SAI”) dated May 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

American Funds NVIT Bond Fund

Effective November 8, 2013, all references and information related to Mark H. Dalzell in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE